INCOME TAX EXPENSE	9 Months Ended
Sep. 30, 2020
INCOME TAX EXPENSE [Abstract]
INCOME TAX EXPENSE
8.	INCOME TAX EXPENSE

The Company recorded an income tax expense of $49,853 and $97,474, respectively, for the nine months ended September 30, 2019 and 2020, respectively.

Income tax expense comprises:

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Income tax	36,786	78,350
Deferred tax	(8,368)	(18,209)
Withholding tax expense	21,435	37,333

	49,853	97,474